COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	Oct. 10, 2022	May 13, 2021
Ms Richa Nand [Member]
Long-Term Purchase Commitment [Line Items]
Annual payment	$ 30,000
Grant restricted stock units	50,000
Mr Jim Dorst [Member]
Long-Term Purchase Commitment [Line Items]
Annual payment	30,000
Grant restricted stock units	50,000
Mr. Chris Wetzel [Member]
Long-Term Purchase Commitment [Line Items]
Annual payment	30,000
Grant restricted stock units	$ 50,000
Media Agreement [Member]
Long-Term Purchase Commitment [Line Items]
Payments under agreement		$ 25,000